INTANGIBLE ASSETS - Gross Value (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Value, at the beginning of the year	$ 91,474
Value, at the end of the year	82,608	$ 91,474
Gross carrying value
Intangible assets
Value, at the beginning of the year	102,977	8,696
Incorporation by merger		90,555
CAPEX	1,625	4,470
Currency translation adjustments	(26)	193
Decreases	(1,831)	(937)
Value, at the end of the year	102,745	102,977
Gross carrying value | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	34,193	6,944
Incorporation by merger		27,249
CAPEX	10
Value, at the end of the year	34,203	34,193
Gross carrying value | PCS license (Argentina)
Intangible assets
Value, at the beginning of the year	16,211
Incorporation by merger		16,211
Value, at the end of the year	16,211	16,211
Gross carrying value | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	3,997
Incorporation by merger		2,648
CAPEX	4	1,298
Currency translation adjustments	(25)	51
Value, at the end of the year	3,976	3,997
Gross carrying value | Customer relationships
Intangible assets
Value, at the beginning of the year	23,437
Incorporation by merger		24,262
Currency translation adjustments	5	112
Decreases	(1,775)	(937)
Value, at the end of the year	21,667	23,437
Gross carrying value | Brands
Intangible assets
Value, at the beginning of the year	20,428	383
Incorporation by merger		20,045
Value, at the end of the year	20,428	20,428
Gross carrying value | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	2,084
CAPEX	1,610	2,074
Currency translation adjustments	(6)	10
Value, at the end of the year	3,688	2,084
Gross carrying value | Other
Intangible assets
Value, at the beginning of the year	2,627	1,369
Incorporation by merger		140
CAPEX	1	1,098
Currency translation adjustments		20
Decreases	(56)
Value, at the end of the year	$ 2,572	$ 2,627